Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of accounts receivable
	As of December 31,
	2019	2020
Receivables from Franchisee A	11%	19%
Receivables from Franchisee B	11%	19%
Receivables from Franchisee C	*	19%
Receivables from Franchisee D	*	11%
Receivables from Franchisee E	13%	*
Receivables from Franchisee F	15%	-
*	Less than 10%